T. ROWE PRICE Institutional High Yield Fund
February 28, 2022 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 5.8% (1)
Airlines 0.5%
AAdvantage Loyalty IP, FRN, 3M USD
LIBOR + 4.75%, 9.558%, 4/20/28  2,255 2,308
Mileage Plus Holdings, FRN, 3M USD
LIBOR + 5.25%, 9.996%, 6/21/27  3,402 3,539
United Airlines, FRN, 3M USD LIBOR +
3.75%, 8.568%, 4/21/28  2,270 2,262
8,109
Automotive 0.2%
Wand NewCo 3, FRN, 1M USD LIBOR
+ 3.00%, 7.635%, 2/5/26  3,379 3,250
3,250
Broadcasting 0.2%
Diamond Sports Group, FRN, 1M
TSFR + 8.00%, 5/25/26 (2) 1,305 1,216
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 14.485%, 10/11/29 (3) 1,550 1,519
2,735
Energy 0.1%
Prairie ECI Acquiror, FRN, 1M USD
LIBOR + 4.75%, 9.385%, 3/11/26  1,934 1,904
1,904
Information Technology 0.4%
Boxer Parent, FRN, 1M USD LIBOR +
5.50%, 10.135%, 2/27/26  920 894
Proofpoint, FRN, 3M USD LIBOR +
6.25%, 10.885%, 8/31/29  815 782
RealPage, FRN, 1M USD LIBOR +
6.50%, 11.135%, 4/23/29  3,885 3,725
5,401
Services 2.2%
Ascend Learning, FRN, 1M USD
LIBOR + 3.50%, 8.118%, 12/11/28  5,118 4,798
Ascend Learning, FRN, 1M USD
LIBOR + 5.75%, 10.385%, 12/10/29  7,830 6,787
CoreLogic, FRN, 1M USD LIBOR +
6.50%, 11.188%, 6/4/29  1,965 1,458
UKG, FRN, 3M USD LIBOR + 3.25%,
8.032%, 5/4/26  8,355 8,180
UKG, FRN, 3M USD LIBOR + 5.25%,
10.032%, 5/3/27  14,845 14,412
35,635
Wireless Communications 2.2%
Asurion, FRN, 1M USD LIBOR +
5.25%, 9.885%, 1/31/28  16,599 14,126
Asurion, FRN, 1M USD LIBOR +
5.25%, 9.885%, 1/20/29  25,055 21,322
35,448
Total Bank Loans (Cost $100,664) 92,482
COMMON STOCKS 0.5%
Gaming 0.0%
New Cotai Participation, Class B (3)
(4)(5) — —
—
Par/Shares $ Value
(Amounts in 000s)
‡
Health Care 0.2%
Avantor (5) 148 3,603
3,603
Information Technology 0.1%
TE Connectivity  13 1,642
1,642
Metals & Mining 0.2%
Constellium (5) 200 3,194
3,194
Total Common Stocks (Cost $6,723) 8,439
CONVERTIBLE BONDS 0.1%
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  1,775 1,144
Total Convertible Bonds (Cost
$1,589) 1,144
CONVERTIBLE PREFERRED STOCKS 1.2%
Energy 0.4%
NuStar Energy, VR, 10.75% (4)(6) 229 6,765
6,765
Forest Products 0.0%
Smurfit-Stone Container, Series A, EC,
7.00%, 2/15/27 (3)(5) 8 —
—
Health Care 0.2%
Becton Dickinson & Company,
Series B, 6.00%, 6/1/23  68 3,289
3,289
Insurance 0.1%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $2,265 (5)(7) 2 2,149
2,149
Manufacturing 0.2%
Danaher, Series B, 5.00%, 4/15/23  2 3,045
3,045
Utilities 0.3%
NextEra Energy, 5.279%, 3/1/23  94 4,457
4,457
Total Convertible Preferred Stocks
(Cost $18,462) 19,705
CORPORATE BONDS 89.9%
Aerospace & Defense 1.6%
Spirit AeroSystems, 9.375%,
11/30/29 (4) 1,610 1,703
TransDigm, 5.50%, 11/15/27  2,385 2,191
TransDigm, 6.25%, 3/15/26 (4) 12,800 12,624
TransDigm, 6.375%, 6/15/26  3,395 3,293
TransDigm, 6.75%, 8/15/28 (4) 4,455 4,427

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TransDigm, 7.50%, 3/15/27  1,219 1,204
25,442
Airlines 2.4%
American Airlines, 5.50%, 4/20/26 (4) 3,405 3,320
American Airlines, 5.75%, 4/20/29 (4) 6,600 6,270
American Airlines, 11.75%, 7/15/25 (4) 12,935 14,164
Delta Air Lines, 7.375%, 1/15/26  4,890 5,025
Mileage Plus Holdings, 6.50%,
6/20/27 (4) 1,431 1,427
United Airlines, 4.625%, 4/15/29 (4) 4,815 4,273
VistaJet Malta Finance, 6.375%,
2/1/30 (4) 1,875 1,645
VistaJet Malta Finance, 7.875%,
5/1/27 (4) 1,880 1,793
37,917
Automotive 6.7%
Adient Global Holdings, 8.25%,
4/15/31 (4) 2,400 2,400
Clarios Global, 8.50%, 5/15/27 (4) 10,475 10,410
Dana, 4.25%, 9/1/30  1,100 885
Dana, 5.625%, 6/15/28  7,945 7,250
Dornoch Debt Merger Sub, 6.625%,
10/15/29 (4) 2,220 1,676
Ford Motor, 6.10%, 8/19/32  18,800 17,605
Ford Motor, 9.625%, 4/22/30  3,260 3,752
Ford Motor Credit, 4.95%, 5/28/27  4,180 3,902
Ford Motor Credit, 6.95%, 3/6/26  2,275 2,281
Ford Motor Credit, 7.35%, 11/4/27  5,150 5,218
Ford Motor Credit, 7.35%, 3/6/30  3,690 3,736
Goodyear Tire & Rubber, 5.00%,
7/15/29  2,555 2,223
Goodyear Tire & Rubber, 5.25%,
4/30/31  4,050 3,473
Goodyear Tire & Rubber, 5.25%,
7/15/31  6,290 5,354
Goodyear Tire & Rubber, 5.625%,
4/30/33  4,325 3,676
Jaguar Land Rover Automotive,
5.875%, 1/15/28 (4) 2,025 1,741
Jaguar Land Rover Automotive, 7.75%,
10/15/25 (4) 2,825 2,783
LCM Investments Holdings II, 4.875%,
5/1/29 (4) 3,490 2,836
Metis Merger Sub, 6.50%, 5/15/29 (4) 4,390 3,545
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 10.164%, 10/15/26 (4) 22,315 21,869
106,615
Broadcasting 5.5%
Clear Channel Outdoor Holdings,
7.50%, 6/1/29 (4) 3,540 2,867
Clear Channel Outdoor Holdings,
7.75%, 4/15/28 (4) 7,475 6,214
CMG Media, 8.875%, 12/15/27 (4) 7,755 5,176
Gray Escrow II, 5.375%, 11/15/31 (4) 5,275 3,897
iHeartCommunications, 8.375%,
5/1/27  23,245 20,456
Lamar Media, 4.00%, 2/15/30  473 406
Lamar Media, 4.875%, 1/15/29  4,327 3,992
Par/Shares $ Value
(Amounts in 000s)
‡
Neptune Bidco U.S., 9.29%,
4/15/29 (4) 4,980 4,694
Outfront Media Capital, 4.25%,
1/15/29 (4) 990 814
Outfront Media Capital, 6.25%,
6/15/25 (4) 1,200 1,188
Scripps Escrow, 5.875%, 7/15/27 (4) 5,610 4,488
Sirius XM Radio, 3.875%, 9/1/31 (4) 3,205 2,492
Sirius XM Radio, 4.00%, 7/15/28 (4) 7,600 6,498
Sirius XM Radio, 4.125%, 7/1/30 (4) 4,905 3,998
Stagwell Global, 5.625%, 8/15/29 (4) 10,315 8,819
Townsquare Media, 6.875%, 2/1/26 (4) 4,320 3,958
Univision Communications, 4.50%,
5/1/29 (4) 1,825 1,528
Univision Communications, 6.625%,
6/1/27 (4) 3,135 2,986
Univision Communications, 7.375%,
6/30/30 (4) 3,590 3,392
87,863
Building & Real Estate 1.2%
Brookfield Residential Properties,
6.25%, 9/15/27 (4) 1,895 1,660
Castle U.K. Finco, 7.00%, 5/15/29
(GBP) (4) 1,135 1,070
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (4) 8,320 7,821
Howard Hughes, 4.125%, 2/1/29 (4) 4,450 3,716
Howard Hughes, 4.375%, 2/1/31 (4) 2,385 1,929
Howard Hughes, 5.375%, 8/1/28 (4) 3,670 3,326
19,522
Building Products 1.5%
Advanced Drainage Systems, 6.375%,
6/15/30 (4) 1,295 1,237
New Enterprise Stone & Lime, 5.25%,
7/15/28 (4) 3,890 3,550
PGT Innovations, 4.375%, 10/1/29 (4) 5,090 4,256
Specialty Building Products Holdings,
6.375%, 9/30/26 (4) 3,730 3,417
SRS Distribution, 6.00%, 12/1/29 (4) 3,195 2,660
Summit Materials, 5.25%, 1/15/29 (4) 6,425 5,911
Summit Materials, 6.50%, 3/15/27 (4) 3,645 3,563
24,594
Cable Operators 7.5%
Altice Financing, 5.00%, 1/15/28 (4) 8,200 6,816
Altice Financing, 5.75%, 8/15/29 (4) 5,240 4,271
Altice France, 5.50%, 10/15/29 (4) 4,580 3,567
Altice France Holding, 6.00%,
2/15/28 (4) 15,045 10,343
Altice France Holding, 10.50%,
5/15/27 (4) 4,805 4,006
C&W Senior Financing, 6.875%,
9/15/27 (4) 4,400 3,991
CCO Holdings, 4.50%, 8/15/30 (4) 5,160 4,244
CCO Holdings, 4.50%, 6/1/33 (4) 7,160 5,549
CCO Holdings, 5.375%, 6/1/29 (4) 755 672
CCO Holdings, 6.375%, 9/1/29 (4) 17,100 15,924
CCO Holdings, 7.375%, 3/1/31 (4) 8,605 8,347
CSC Holdings, 5.75%, 1/15/30 (4) 5,945 3,404
CSC Holdings, 6.50%, 2/1/29 (4) 8,085 6,832

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CSC Holdings, 7.50%, 4/1/28 (4) 5,770 3,851
DIRECTV Holdings, 5.875%,
8/15/27 (4) 3,140 2,810
DISH DBS, 5.125%, 6/1/29  3,775 2,227
DISH DBS, 5.25%, 12/1/26 (4) 2,720 2,264
DISH DBS, 5.75%, 12/1/28 (4) 3,885 3,089
DISH DBS, 7.375%, 7/1/28  3,005 2,043
DISH DBS, 7.75%, 7/1/26  5,990 4,650
DISH Network, 11.75%, 11/15/27 (4) 6,235 6,321
GCI, 4.75%, 10/15/28 (4) 3,800 3,254
LCPR Senior Secured Financing,
6.75%, 10/15/27 (4) 1,067 987
Radiate Holdco, 6.50%, 9/15/28 (4) 3,810 1,810
Vmed O2 U.K. Financing I, 4.75%,
7/15/31 (4) 11,335 9,351
120,623
Chemicals 1.8%
Avient, 7.125%, 8/1/30 (4) 3,805 3,814
Compass Minerals International,
6.75%, 12/1/27 (4) 575 545
CVR Partners, 6.125%, 6/15/28 (4) 5,395 4,788
GPD, 10.125%, 4/1/26 (4) 5,130 4,598
Methanex, 5.125%, 10/15/27  3,355 3,145
Methanex, 5.25%, 12/15/29  1,625 1,487
Methanex, 5.65%, 12/1/44  1,345 1,089
Tronox, 4.625%, 3/15/29 (4) 2,940 2,396
Univar Solutions USA, 5.125%,
12/1/27 (4) 4,070 3,872
WR Grace Holdings, 5.625%,
8/15/29 (4) 4,680 3,756
29,490
Consumer Products 0.3%
Kontoor Brands, 4.125%, 11/15/29 (4) 2,235 1,900
Life Time, 5.75%, 1/15/26 (4) 226 216
Wolverine World Wide, 4.00%,
8/15/29 (4) 4,040 3,247
5,363
Container 1.5%
Ardagh Metal Packaging Finance USA,
4.00%, 9/1/29 (4) 6,545 5,236
Ardagh Metal Packaging Finance USA,
6.00%, 6/15/27 (4) 3,445 3,324
Ball, 6.875%, 3/15/28  5,655 5,719
Sealed Air, 5.00%, 4/15/29 (4) 1,575 1,445
Sealed Air, 6.125%, 2/1/28 (4) 1,785 1,754
Sealed Air, 6.875%, 7/15/33 (4) 1,650 1,679
Trivium Packaging Finance, 8.50%,
8/15/27 (4) 4,505 4,280
23,437
Energy 11.1%
Aethon United BR, 8.25%, 2/15/26 (4) 1,945 1,862
Antero Resources, 7.625%, 2/1/29 (4) 795 801
Archrock Partners, 6.875%, 4/1/27 (4) 2,370 2,287
Cheniere Energy Partners, 4.00%,
3/1/31  5,915 5,102
Chesapeake Energy, 6.75%,
4/15/29 (4) 7,425 7,193
CITGO Petroleum, 7.00%, 6/15/25 (4) 3,925 3,866
Par/Shares $ Value
(Amounts in 000s)
‡
Comstock Resources, 5.875%,
1/15/30 (4) 3,490 3,001
Comstock Resources, 6.75%,
3/1/29 (4) 2,430 2,236
Crescent Energy Finance, 7.25%,
5/1/26 (4) 7,075 6,544
Crescent Energy Finance, 9.25%,
2/15/28 (4) 1,635 1,590
Crestwood Midstream Partners,
6.00%, 2/1/29 (4) 1,350 1,228
Crestwood Midstream Partners,
7.375%, 2/1/31 (4) 3,165 3,078
DCP Midstream Operating, 6.75%,
9/15/37 (4) 3,955 4,205
DCP Midstream Operating, 8.125%,
8/16/30  3,795 4,203
Endeavor Energy Resources, 5.75%,
1/30/28 (4) 2,798 2,686
Ferrellgas, 5.375%, 4/1/26 (4) 3,955 3,559
Ferrellgas, 5.875%, 4/1/29 (4) 4,115 3,354
Gulfport Energy, 8.00%, 5/17/26 (4) 2,875 2,789
Hilcorp Energy I, 5.75%, 2/1/29 (4) 2,110 1,910
Hilcorp Energy I, 6.00%, 4/15/30 (4) 1,395 1,262
Hilcorp Energy I, 6.00%, 2/1/31 (4) 2,570 2,307
Hilcorp Energy I, 6.25%, 4/15/32 (4) 1,310 1,182
Kinetik Holdings, 5.875%, 6/15/30 (4) 8,620 7,980
Magnolia Oil & Gas Operating, 6.00%,
8/1/26 (4) 10,290 9,853
NGL Energy Operating, 7.50%,
2/1/26 (4) 6,800 6,477
NuStar Logistics, 5.625%, 4/28/27  1,950 1,814
NuStar Logistics, 5.75%, 10/1/25  4,435 4,280
Occidental Petroleum, 6.20%, 3/15/40  3,310 3,244
Occidental Petroleum, 6.375%, 9/1/28  1,860 1,874
Occidental Petroleum, 6.45%, 9/15/36  460 461
Occidental Petroleum, 6.625%, 9/1/30  1,730 1,778
Occidental Petroleum, 7.50%, 5/1/31  1,843 1,967
Occidental Petroleum, 7.875%,
9/15/31  1,180 1,279
Occidental Petroleum, 7.95%, 6/15/39  3,925 4,308
Occidental Petroleum, 8.50%, 7/15/27  5,180 5,543
Occidental Petroleum, 8.875%,
7/15/30  8,300 9,420
Petroleos Mexicanos, 6.625%, 6/15/35  4,425 3,253
Petroleos Mexicanos, 7.69%, 1/23/50  4,300 3,038
Range Resources, 4.75%, 2/15/30 (4) 1,755 1,571
Range Resources, 8.25%, 1/15/29  1,520 1,562
Rockcliff Energy II, 5.50%, 10/15/29 (4) 2,115 1,935
Solaris Midstream Holdings, 7.625%,
4/1/26 (4) 2,080 2,059
Southwestern Energy, 4.75%, 2/1/32  2,765 2,364
Tallgrass Energy Partners, 6.00%,
3/1/27 (4) 1,885 1,748
Tallgrass Energy Partners, 6.00%,
12/31/30 (4) 4,320 3,715
Tallgrass Energy Partners, 6.00%,
9/1/31 (4) 4,175 3,570
Tallgrass Energy Partners, 7.50%,
10/1/25 (4) 3,445 3,419

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Targa Resources Partners, 6.875%,
1/15/29  4,730 4,789
Transocean, 8.75%, 2/15/30 (4) 2,245 2,284
Venture Global Calcasieu Pass,
3.875%, 8/15/29 (4) 2,670 2,303
Venture Global Calcasieu Pass,
4.125%, 8/15/31 (4) 3,340 2,872
Venture Global Calcasieu Pass, 6.25%,
1/15/30 (4) 8,300 8,186
Vermilion Energy, 6.875%, 5/1/30 (4) 3,645 3,217
178,408
Entertainment & Leisure 4.3%
Carnival, 6.00%, 5/1/29 (4) 300 233
Carnival, 7.625%, 3/1/26 (4) 7,610 6,830
Carnival, 10.50%, 6/1/30 (4) 3,430 3,319
CDI Escrow Issuer, 5.75%, 4/1/30 (4) 5,835 5,419
Cedar Fair, 5.25%, 7/15/29  2,550 2,333
Cedar Fair, 6.50%, 10/1/28  4,100 3,967
Cinemark USA, 5.25%, 7/15/28 (4) 8,235 6,876
Live Nation Entertainment, 4.75%,
10/15/27 (4) 3,895 3,501
NCL, 5.875%, 3/15/26 (4) 4,860 4,204
NCL, 5.875%, 2/15/27 (4) 2,145 1,989
NCL, 7.75%, 2/15/29 (4) 2,060 1,787
NCL Finance, 6.125%, 3/15/28 (4) 1,390 1,157
Royal Caribbean Cruises, 5.375%,
7/15/27 (4) 3,565 3,128
Royal Caribbean Cruises, 5.50%,
8/31/26 (4) 4,275 3,869
Royal Caribbean Cruises, 5.50%,
4/1/28 (4) 2,975 2,588
Royal Caribbean Cruises, 9.25%,
1/15/29 (4) 3,840 4,075
Royal Caribbean Cruises, 11.625%,
8/15/27 (4) 3,460 3,676
SeaWorld Parks & Entertainment,
5.25%, 8/15/29 (4) 6,445 5,744
Six Flags Entertainment, 5.50%,
4/15/27 (4) 4,280 4,029
68,724
Financial 7.6%
Acrisure, 7.00%, 11/15/25 (4) 5,185 4,874
Acrisure, 10.125%, 8/1/26 (4) 5,190 5,177
Alliant Holdings Intermediate, 5.875%,
11/1/29 (4) 2,170 1,815
Alliant Holdings Intermediate, 6.75%,
10/15/27 (4) 7,150 6,507
AmWINS Group, 4.875%, 6/30/29 (4) 1,920 1,627
Apollo Commercial Real Estate
Finance, 4.625%, 6/15/29 (4) 6,470 5,071
Cobra AcquisitionCo, 6.375%,
11/1/29 (4) 3,175 2,024
Enact Holdings, 6.50%, 8/15/25 (4) 10,310 10,104
GTCR AP Finance, 8.00%, 5/15/27 (4) 4,455 4,277
Home Point Capital, 5.00%, 2/1/26 (4) 3,190 2,217
HUB International, 5.625%, 12/1/29 (4) 5,525 4,738
HUB International, 7.00%, 5/1/26 (4) 4,570 4,501
Icahn Enterprises, 6.25%, 5/15/26  3,185 3,089
Par/Shares $ Value
(Amounts in 000s)
‡
Jane Street Group, 4.50%,
11/15/29 (4) 3,350 2,935
LPL Holdings, 4.00%, 3/15/29 (4) 3,270 2,878
LPL Holdings, 4.375%, 5/15/31 (4) 525 455
Midcap Financial Issuer Trust, 5.625%,
1/15/30 (4) 3,145 2,469
Midcap Financial Issuer Trust, 6.50%,
5/1/28 (4) 6,000 5,160
Navient, 4.875%, 3/15/28  4,740 4,017
Navient, 5.00%, 3/15/27  5,800 5,133
Navient, 5.50%, 3/15/29  4,350 3,687
Navient, 6.75%, 6/25/25  2,135 2,103
Navient, 6.75%, 6/15/26  1,825 1,752
OneMain Finance, 3.50%, 1/15/27  2,050 1,727
OneMain Finance, 5.375%, 11/15/29  1,915 1,611
OneMain Finance, 6.625%, 1/15/28  3,085 2,861
OneMain Finance, 6.875%, 3/15/25  3,755 3,675
OneMain Finance, 7.125%, 3/15/26  1,300 1,268
PennyMac Financial Services, 4.25%,
2/15/29 (4) 5,340 4,179
PennyMac Financial Services, 5.375%,
10/15/25 (4) 2,500 2,269
PROG Holdings, 6.00%, 11/15/29 (4) 5,335 4,528
Rocket Mortgage, 4.00%, 10/15/33 (4) 2,160 1,602
Ryan Specialty Group, 4.375%,
2/1/30 (4) 1,485 1,268
SLM, 4.20%, 10/29/25  2,265 2,072
Starwood Property Trust, 4.375%,
1/15/27 (4) 2,965 2,568
United Wholesale Mortgage, 5.50%,
4/15/29 (4) 2,095 1,731
United Wholesale Mortgage, 5.75%,
6/15/27 (4) 4,390 3,858
121,827
Food 0.7%
BellRing Brands, 7.00%, 3/15/30 (4) 3,825 3,772
Chobani, 7.50%, 4/15/25 (4) 1,930 1,879
Darling Ingredients, 6.00%, 6/15/30 (4) 4,180 4,029
Triton Water Holdings, 6.25%,
4/1/29 (4) 2,060 1,638
11,318
Forest Products 0.2%
Graphic Packaging International,
3.75%, 2/1/30 (4) 2,395 2,039
Mercer International, 5.50%, 1/15/26  520 495
2,534
Gaming 4.5%
Caesars Entertainment, 7.00%,
2/15/30 (4) 3,270 3,282
Caesars Entertainment, 8.125%,
7/1/27 (4) 11,655 11,772
Cirsa Finance International, 4.50%,
3/15/27 (EUR) (4) 1,785 1,665
Cirsa Finance International, 10.375%,
11/30/27 (EUR) (4) 605 680
International Game Technology, 5.25%,
1/15/29 (4) 4,005 3,710
International Game Technology, 6.25%,
1/15/27 (4) 5,400 5,285

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MGM China Holdings, 4.75%,
2/1/27 (4) 2,570 2,264
MGM China Holdings, 5.25%,
6/18/25 (4) 390 368
MGM China Holdings, 5.375%,
5/15/24 (4) 400 389
MGM China Holdings, 5.875%,
5/15/26 (4) 2,445 2,264
MGM Growth Properties Operating
Partnership, 3.875%, 2/15/29 (4) 3,700 2,992
MGM Growth Properties Operating
Partnership, 5.75%, 2/1/27  1,905 1,855
Midwest Gaming Borrower, 4.875%,
5/1/29 (4) 3,215 2,749
Playtika Holding, 4.25%, 3/15/29 (4) 2,985 2,422
Sands China, 4.875%, 6/18/30  2,115 1,847
Sands China, 5.90%, 8/8/28  3,175 3,009
Scientific Games Holdings, 6.625%,
3/1/30 (4) 3,605 3,164
Scientific Games International, 7.00%,
5/15/28 (4) 1,145 1,116
Scientific Games International, 7.25%,
11/15/29 (4) 9,290 9,162
Wynn Macau, 5.50%, 1/15/26 (4) 2,400 2,198
Wynn Macau, 5.50%, 10/1/27 (4) 6,115 5,387
Wynn Resorts Finance, 5.125%,
10/1/29 (4) 4,445 3,956
Wynn Resorts Finance, 7.125%,
2/15/31 (4) 140 139
71,675
Health Care 6.7%
AdaptHealth, 5.125%, 3/1/30 (4) 4,565 3,937
AthenaHealth, 6.50%, 2/15/30 (4) 7,950 6,261
Avantor Funding, 4.625%, 7/15/28 (4) 8,930 8,216
Bausch Health Americas, 9.25%,
4/1/26 (4) 1,955 1,466
Catalent Pharma Solutions, 5.00%,
7/15/27 (4) 1,810 1,744
CHS, 5.25%, 5/15/30 (4) 5,215 4,198
CHS, 6.00%, 1/15/29 (4) 3,015 2,623
CHS, 6.125%, 4/1/30 (4) 7,830 5,344
CHS, 6.875%, 4/15/29 (4) 2,415 1,703
CHS, 8.00%, 12/15/27 (4) 6,040 5,859
DaVita, 4.625%, 6/1/30 (4) 5,840 4,818
IQVIA, 5.00%, 10/15/26 (4) 825 788
Medline Borrower, 5.25%, 10/1/29 (4) 5,655 4,665
Molina Healthcare, 4.375%,
6/15/28 (4) 3,455 3,110
Option Care Health, 4.375%,
10/31/29 (4) 3,765 3,200
Organon, 5.125%, 4/30/31 (4) 4,630 3,947
Radiology Partners, 9.25%, 2/1/28 (4) 2,441 1,489
Select Medical, 6.25%, 8/15/26 (4) 4,780 4,565
Tenet Healthcare, 4.375%, 1/15/30  4,600 4,025
Tenet Healthcare, 6.125%, 10/1/28  12,175 11,201
Tenet Healthcare, 6.125%, 6/15/30 (4) 4,730 4,494
Tenet Healthcare, 6.875%, 11/15/31  2,375 2,185
Teva Pharmaceutical Finance
Netherlands III, 4.75%, 5/9/27  3,725 3,343
Par/Shares $ Value
(Amounts in 000s)
‡
Teva Pharmaceutical Finance
Netherlands III, 5.125%, 5/9/29  7,885 6,939
Teva Pharmaceutical Finance
Netherlands III, 6.75%, 3/1/28  4,015 3,874
Teva Pharmaceutical Finance
Netherlands III, 7.125%, 1/31/25  3,994 4,044
108,038
Information Technology 4.4%
Boxer Parent, 7.125%, 10/2/25 (4) 2,035 2,017
Boxer Parent, 9.125%, 3/1/26 (4) 2,525 2,462
Central Parent, 7.25%, 6/15/29 (4) 12,000 11,700
Cloud Software Group Holdings,
6.50%, 3/31/29 (4) 3,195 2,772
Entegris Escrow, 5.95%, 6/15/30 (4) 15,865 14,774
Gen Digital, 6.75%, 9/30/27 (4) 4,975 4,876
Gen Digital, 7.125%, 9/30/30 (4) 4,100 3,997
Go Daddy Operating, 5.25%,
12/1/27 (4) 1,690 1,599
Match Group Holdings II, 3.625%,
10/1/31 (4) 3,185 2,504
Match Group Holdings II, 4.125%,
8/1/30 (4) 5,845 4,851
Match Group Holdings II, 4.625%,
6/1/28 (4) 1,935 1,722
Match Group Holdings II, 5.00%,
12/15/27 (4) 1,965 1,830
Match Group Holdings II, 5.625%,
2/15/29 (4) 995 913
McAfee, 7.375%, 2/15/30 (4) 3,970 3,131
ROBLOX, 3.875%, 5/1/30 (4) 2,815 2,308
Twilio, 3.875%, 3/15/31  3,025 2,473
Viavi Solutions, 3.75%, 10/1/29 (4) 1,615 1,349
ZipRecruiter, 5.00%, 1/15/30 (4) 1,775 1,491
ZoomInfo Technologies, 3.875%,
2/1/29 (4) 3,525 2,935
69,704
Lodging 0.7%
Hilton Domestic Operating, 4.00%,
5/1/31 (4) 3,995 3,401
Park Intermediate Holdings, 4.875%,
5/15/29 (4) 2,415 2,017
Park Intermediate Holdings, 5.875%,
10/1/28 (4) 1,900 1,691
RHP Hotel Properties, 4.50%,
2/15/29 (4) 3,875 3,371
10,480
Manufacturing 1.4%
Gates Global, 6.25%, 1/15/26 (4) 2,670 2,603
Hillenbrand, 3.75%, 3/1/31  2,270 1,839
Hillenbrand, 5.00%, 9/15/26  90 86
Madison IAQ, 4.125%, 6/30/28 (4) 4,840 4,114
Madison IAQ, 5.875%, 6/30/29 (4) 2,775 2,206
Mueller Water Products, 4.00%,
6/15/29 (4) 3,925 3,434
Sensata Technologies, 4.00%,
4/15/29 (4) 3,725 3,273
Sensata Technologies, 5.875%,
9/1/30 (4) 3,655 3,482
Stevens Holding, 6.125%, 10/1/26 (4) 1,670 1,695
22,732

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Metals & Mining 2.0%
Arconic, 6.125%, 2/15/28 (4) 5,155 5,071
ATI, 5.125%, 10/1/31  1,970 1,734
Big River Steel, 6.625%, 1/31/29 (4) 4,464 4,352
ERO Copper, 6.50%, 2/15/30 (4) 1,975 1,666
FMG Resources, 4.50%, 9/15/27 (4) 2,855 2,627
FMG Resources, 5.875%, 4/15/30 (4) 2,800 2,625
Hecla Mining, 7.25%, 2/15/28  7,414 7,210
Hudbay Minerals, 6.125%, 4/1/29 (4) 3,455 3,054
Novelis, 4.75%, 1/30/30 (4) 3,725 3,259
31,598
Other Telecommunications 0.2%
Embarq, 7.995%, 6/1/36  2,620 1,113
Level 3 Financing, 3.75%, 7/15/29 (4) 3,260 2,042
3,155
Real Estate Investment Trust
Securities 0.8%
Necessity Retail, 4.50%, 9/30/28 (4) 6,090 4,804
Service Properties Trust, 4.35%,
10/1/24  4,185 4,007
Service Properties Trust, 7.50%,
9/15/25  3,670 3,633
12,444
Restaurants 0.9%
Dave & Buster's, 7.625%, 11/1/25 (4) 3,900 3,949
Yum! Brands, 5.35%, 11/1/43  3,890 3,267
Yum! Brands, 5.375%, 4/1/32  3,710 3,441
Yum! Brands, 6.875%, 11/15/37  3,515 3,656
14,313
Retail 1.5%
At Home Group, 4.875%, 7/15/28 (4) 1,451 1,070
At Home Group, 7.125%, 7/15/29 (4) 2,095 1,309
Bath & Body Works, 6.625%,
10/1/30 (4) 8,410 7,968
Bath & Body Works, 6.694%, 1/15/27  350 347
Bath & Body Works, 6.95%, 3/1/33  1,718 1,495
Bath & Body Works, 7.50%, 6/15/29  2,115 2,120
Linens 'n Things, VR, EC, 8.338%,
1/15/20 (3)(5) 1,050 —
LSF9 Atlantis Holdings, 7.75%,
2/15/26 (4) 3,970 3,474
PetSmart, 4.75%, 2/15/28 (4) 925 846
PetSmart, 7.75%, 2/15/29 (4) 4,915 4,780
QVC, 4.45%, 2/15/25  156 126
23,535
Satellites 1.6%
Connect Finco, 6.75%, 10/1/26 (4) 6,000 5,580
Hughes Satellite Systems, 6.625%,
8/1/26  6,830 6,523
Intelsat Jackson Holdings, 6.50%,
3/15/30 (4) 2,575 2,240
Maxar Technologies, 7.75%,
6/15/27 (4) 5,145 5,383
Telesat Canada, 6.50%, 10/15/27 (4) 3,075 923
Viasat, 5.625%, 4/15/27 (4) 5,870 5,356
26,005
Services 6.5%
Adtalem Global Education, 5.50%,
3/1/28 (4) 2,888 2,657
Par/Shares $ Value
(Amounts in 000s)
‡
Advantage Sales & Marketing, 6.50%,
11/15/28 (4) 2,881 2,197
Albion Financing 1, 6.125%,
10/15/26 (4) 4,240 3,795
Albion Financing 2, 8.75%, 4/15/27 (4) 1,845 1,570
Allied Universal Holdco, 6.00%,
6/1/29 (4) 2,895 2,157
Allied Universal Holdco, 9.75%,
7/15/27 (4) 7,940 7,275
Clarivate Science Holdings, 4.875%,
7/1/29 (4) 2,890 2,485
eG Global Finance, 6.25%, 10/30/25
(EUR)  170 159
eG Global Finance, 6.75%, 2/7/25 (4) 5,000 4,500
eG Global Finance, 8.50%,
10/30/25 (4) 4,605 4,075
Fair Isaac, 4.00%, 6/15/28 (4) 4,680 4,241
Gartner, 3.625%, 6/15/29 (4) 6,765 5,835
Gartner, 4.50%, 7/1/28 (4) 1,160 1,064
GFL Environmental, 4.75%, 6/15/29 (4) 7,475 6,662
H&E Equipment Services, 3.875%,
12/15/28 (4) 6,425 5,525
IPD 3, 5.50%, 12/1/25 (EUR) (4) 845 871
MSCI, 3.25%, 8/15/33 (4) 5,795 4,571
MSCI, 4.00%, 11/15/29 (4) 2,335 2,064
Presidio Holdings, 8.25%, 2/1/28 (4) 4,470 4,263
Prime Security Services Borrower,
5.75%, 4/15/26 (4) 2,945 2,849
Prime Security Services Borrower,
6.25%, 1/15/28 (4) 4,790 4,437
Sabre GLBL, 7.375%, 9/1/25 (4) 2,595 2,426
Sabre GLBL, 9.25%, 4/15/25 (4) 1,725 1,697
Sabre GLBL, 11.25%, 12/15/27 (4) 1,410 1,405
Staples, 7.50%, 4/15/26 (4) 6,605 5,878
Staples, 10.75%, 4/15/27 (4) 2,110 1,604
TK Elevator Holdco, 7.625%,
7/15/28 (4) 7,193 6,600
TK Elevator U.S. Newco, 5.25%,
7/15/27 (4) 6,760 6,118
United Rentals North America, 3.75%,
1/15/32  1,630 1,365
United Rentals North America, 3.875%,
2/15/31  3,405 2,920
Verde Bidco, 4.625%, 10/1/26
(EUR) (4) 530 509
103,774
Supermarkets 0.6%
Albertsons, 4.875%, 2/15/30 (4) 2,690 2,414
Iceland Bondco, 4.625%, 3/15/25
(GBP)  3,000 3,208
New Albertsons, 7.45%, 8/1/29  865 882
United Natural Foods, 6.75%,
10/15/28 (4) 3,095 2,933
9,437
Utilities 3.9%
Calpine, 4.50%, 2/15/28 (4) 2,020 1,818
Calpine, 5.00%, 2/1/31 (4) 4,370 3,594
Calpine, 5.125%, 3/15/28 (4) 5,570 4,943
NextEra Energy Operating Partners,
4.25%, 9/15/24 (4) 324 304

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
NextEra Energy Operating Partners,
4.50%, 9/15/27 (4) 1,615 1,474
NiSource, VR, 5.65% (6)(8) 2,725 2,650
Pattern Energy Operations, 4.50%,
8/15/28 (4) 840 748
PG&E, 5.00%, 7/1/28  7,115 6,475
PG&E, 5.25%, 7/1/30  6,355 5,696
Pike, 5.50%, 9/1/28 (4) 2,340 2,027
Terraform Global Operating, 6.125%,
3/1/26 (4) 3,955 3,777
TerraForm Power Operating, 5.00%,
1/31/28 (4) 3,910 3,587
TransAlta, 7.75%, 11/15/29  1,215 1,239
Vistra, VR, 7.00% (4)(6)(8) 6,950 6,498
Vistra, VR, 8.00% (4)(6)(8) 8,825 8,516
Vistra Operations, 4.375%, 5/1/29 (4) 11,345 9,785
63,131
Wireless Communications 0.3%
Iliad Holding SASU, 6.50%,
10/15/26 (4) 5,705 5,334
5,334
Total Corporate Bonds (Cost
$1,592,518) 1,439,032
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 0.3%
Puerto Rico 0.3%
Puerto Rico Commonwealth, GO, VR,
11/1/43 (9) 10,988 4,725
Total Municipal Securities (Cost
$5,926) 4,725
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.5%
T. Rowe Price Government Reserve
Fund, 4.60% (10)(11) 8,091 8,091
8,091
U.S. Treasury Obligations 0.3%
U.S. Treasury Bills, 3.868%,
3/23/23 (12) 4,200 4,189
4,189
Total Short-Term Investments (Cost
$12,282) 12,280
Total Investments in
Securities 98.6%
(Cost $1,738,164) $ 1,577,807
Other Assets Less Liabilities 1.4% 21,694
Net Assets 100.0% $ 1,599,501
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 28, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,119,460 and represents
70.0% of net assets.
(5) Non-income producing
(6) Perpetual security with no stated maturity date.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,149 and represents 0.1% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(9) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the
Oversight Board’s Certified Fiscal Plan.
(10) Seven-day yield
(11) Affiliated Companies
(12) At February 28, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)

T. ROWE PRICE Institutional High Yield Fund

.
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
OTC Over-the-counter
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Protection Bought (Relevant Credit: Markit CDX.
NA.HY-S39, 5 Year Index, 12/20/27), Pay 5.00% Quarterly, Receive
upon credit default, 4/19/23 @ 0.93%* 1 28,100 (37)
Total Options Written (Premiums $(45)) $ (37)
* Exercise Spread

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/Community Health Systems, Caa3*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/26 * 2,184 (590) (87) (503)
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S39, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/27 7,900 193 205 (12)
Total Centrally Cleared Credit Default Swaps, Protection Sold (515)
Total Centrally Cleared Swaps (515)
Net payments (receipts) of variation margin to date 507
Variation margin receivable (payable) on centrally cleared swaps $ (8)
*
Credit ratings as of February 28, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $72.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 5/19/23 USD 4,004 EUR 3,728 $ 42
Deutsche Bank 4/21/23 USD 4,087 GBP 3,328 80
RBC Dominion Securities 4/21/23 USD 224 GBP 182 5
Net unrealized gain (loss) on open forward
currency exchange contracts $ 127

T. ROWE PRICE Institutional High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.60% $ — $ — $ 439++
Totals $ —# $ — $ 439+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Government Reserve Fund, 4.60% $ 25,820  ¤  ¤ $ 8,091
Total $ 8,091^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $439 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,091.

T. ROWE PRICE Institutional High Yield Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional High Yield Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures

T. ROWE PRICE Institutional High Yield Fund

contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bank Loans $ — $ 90,963 $ 1,519 $ 92,482
Common Stocks 8,439 — — 8,439
Fixed Income Securities
1
— 5,869 — 5,869
Convertible Preferred Stocks — 19,705 — 19,705
Corporate Bonds — 1,439,032 — 1,439,032
Short-Term Investments 8,091 4,189 — 12,280
Total Securities 16,530 1,559,758 1,519 1,577,807
Forward Currency Exchange Contracts — 127 — 127
Total $ 16,530 $ 1,559,885 $ 1,519 $ 1,577,934
Liabilities
Options Written $ — $ 37 $ — $ 37
Swaps* — 515 — 515
Total $ — $ 552 $ — $ 552
1
Includes Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional High Yield Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E137-054Q3 02/23